Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
C000182864_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.89%
C000182864_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.29%)
C000182864_0_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.62%
C000019272_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.89%
C000019272_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.29%)
C000019272_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.40%
C000150510_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.89%
C000150510_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.29%)
C000150510_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.40%
C000019276_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.89%
C000019276_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.29%)
C000019276_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.40%
C000019277_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.89%
C000019277_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.29%)
C000019277_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.40%
C000019275_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.89%
C000019275_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.29%)
C000019275_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.40%
C000019273_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.89%
C000019273_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.29%)
C000019273_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.40%
C000203458_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.89%
C000203458_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.29%)
C000203458_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.83%
C000019284_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.89%
C000019284_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.29%)
C000019284_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.40%
C000019283_2_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.89%
C000019283_2_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.29%)
C000019283_2_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.40%
C000205069_2_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.89%
C000205069_2_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.29%)
C000205069_2_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.92%
C000038101_2_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.89%
C000038101_2_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.29%)
C000038101_2_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.40%
C000038102_2_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.89%
C000038102_2_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.29%)
C000038102_2_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.40%
C000038100_2_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.89%
C000038100_2_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.29%)
C000038100_2_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.40%
C000038098_2_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.89%
C000038098_2_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.29%)
C000038098_2_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.40%
C000227903_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.89%
C000227903_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.29%)
C000227903_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.04%)
C000227906_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.89%
C000227906_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.29%)
C000227906_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.04%)
C000227901_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.89%
C000227901_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.29%)
C000227901_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.04%)
C000227904_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.89%
C000227904_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.29%)
C000227904_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.04%)
C000227905_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.89%
C000227905_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.29%)
C000227905_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.04%)
C000227902_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.89%
C000227902_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.29%)
C000227902_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.04%)
C000182864_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.19%
C000182864_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.48%
C000182864_NoLoadClassMember_2025-09-01_2026-08-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	2.44%
C000019272_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.01%
C000019272_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.43%
C000019272_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.28%
C000150510_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.10%
C000150510_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.53%
C000150510_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.37%
C000019276_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.36%)
C000019276_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.67%)
C000019276_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.56%
C000019276_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.71%
C000019276_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.15%
C000019276_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.97%
C000019277_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.96%
C000019277_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.39%
C000019277_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.23%
C000019275_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.04%)
C000019275_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.63%)
C000019275_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.36%
C000019275_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	0.94%
C000019275_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.63%)
C000019275_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.36%
C000019273_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.36%)
C000019273_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.66%)
C000019273_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.56%
C000019273_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.71%
C000019273_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.15%
C000019273_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.98%
C000203458_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.19%
C000203458_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.74%)
C000203458_NoLoadClassMember_2025-09-01_2026-08-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	1.35%
C000203458_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.23%
C000203458_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.77%)
C000203458_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.35%
C000019284_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.44%
C000019284_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.34%
C000019284_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.12%
C000019284_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.52%
C000019284_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.76%
C000019284_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.45%
C000019283_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.66%
C000019283_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.77%)
C000019283_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			0.73%
C000019283_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.67%
C000019283_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.51%)
C000019283_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			0.94%
C000019283_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.23%
C000019283_1_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.77%)
C000019283_1_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			0.83%
C000205069_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.76%
C000205069_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.67%)
C000205069_NoLoadClassMember_2025-09-01_2026-08-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	1.37%
C000205069_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.67%
C000205069_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.51%)
C000205069_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.51%
C000205069_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.23%
C000205069_1_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.77%)
C000205069_1_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.47%
C000038101_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.70%)
C000038101_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(1.85%)
C000038101_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			0.02%
C000038101_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.35%
C000038101_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(1.05%)
C000038101_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			0.43%
C000038101_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.67%
C000038101_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.51%)
C000038101_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			0.94%
C000038101_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.23%
C000038101_1_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.77%)
C000038101_1_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			0.83%
C000038102_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.62%
C000038102_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.80%)
C000038102_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			0.70%
C000038102_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.67%
C000038102_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.51%)
C000038102_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			0.94%
C000038102_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.23%
C000038102_1_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.77%)
C000038102_1_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			0.83%
C000038100_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.43%)
C000038100_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(1.84%)
C000038100_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			(0.20%)
C000038100_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	0.55%
C000038100_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(1.84%)
C000038100_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			(0.20%)
C000038100_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.67%
C000038100_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.51%)
C000038100_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			0.94%
C000038100_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.23%
C000038100_1_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.77%)
C000038100_1_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			0.83%
C000038098_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.73%)
C000038098_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(1.90%)
C000038098_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			0.00%
C000038098_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.32%
C000038098_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(1.09%)
C000038098_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			0.41%
C000038098_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.67%
C000038098_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.51%)
C000038098_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			0.94%
C000038098_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.23%
C000038098_1_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.77%)
C000038098_1_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			0.83%
C000227903_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.51%
C000227903_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.54%)
C000227903_NoLoadClassMember_2025-09-01_2026-08-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.30%)
C000227903_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.39%
C000227903_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.51%
C000227903_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	0.72%
C000227906_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.60%
C000227906_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.45%)
C000227906_NoLoadClassMember_2025-09-01_2026-08-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.21%)
C000227906_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.39%
C000227906_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.51%
C000227906_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	0.72%
C000227901_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.76%)
C000227901_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(1.57%)
C000227901_ClassMember_2025-09-01_2026-08-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.29%)
C000227901_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.29%
C000227901_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.76%)
C000227901_NoLoadClassMember_2025-09-01_2026-08-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.52%)
C000227901_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.39%
C000227901_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.51%
C000227901_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	0.72%
C000227904_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.39%
C000227904_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.57%)
C000227904_NoLoadClassMember_2025-09-01_2026-08-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.33%)
C000227904_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.39%
C000227904_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.51%
C000227904_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	0.72%
C000227905_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.46%)
C000227905_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(1.50%)
C000227905_ClassMember_2025-09-01_2026-08-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.27%)
C000227905_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	0.52%
C000227905_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(1.50%)
C000227905_NoLoadClassMember_2025-09-01_2026-08-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.27%)
C000227905_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.39%
C000227905_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.51%
C000227905_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	0.72%
C000227902_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.79%)
C000227902_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(1.58%)
C000227902_ClassMember_2025-09-01_2026-08-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.31%)
C000227902_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.26%
C000227902_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.78%)
C000227902_NoLoadClassMember_2025-09-01_2026-08-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.54%)
C000227902_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.39%
C000227902_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.51%
C000227902_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	0.72%